Balance Sheets (Parenthetical) (USD $)	Nov. 30, 2012	Nov. 30, 2011
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	50,000,000	50,000,000
Preferred Stock, shares issued and outstanding	0	0
Common Stock, par value	$ 1	$ 1
Common Stock, shares authorized	750,000,000	750,000,000
Common Stock, shares issued and outstanding	10,000	10,000